Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Net operating loss carryforward		$ 4,558
Accrued bonus		182
Bad debts		137
Accrued vacation		56
Non-qualified stock options		36
Gross deferred tax assets		4,969
Deferred tax liabilities
Amortization of intangibles		(310)
Depreciation		(73)
Gross deferred tax liabilities		(383)
Valuation allowance		(4,858)
Deferred Tax Liabilities, Net	$ 272	$ 272	$ 0